UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03073

SECURITY CASH FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS	66636-0001
(Address of principal executive offices)	(Zip code)

RICHARD M.GOLDMAN, PRESIDENT

SECURITY CASH FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

RYDEX | SGI
SECURITY GLOBAL INVESTORS[SM]

Semi-Annual Report

June 30, 2009

Rydex | SGI Income Fund Security Cash Fund

June 30, 2009 Semi-Annual Report

(unaudited)

Chairman’s Letter

June 30, 2009

To Our Shareholders:

Richard M. Goldman

Chairman of the Board

I am pleased to announce our new brand name, Rydex | SGI Funds, which reflects the array of quantitative alternative mutual funds offered through Rydex Investments and the traditional investment offerings which you have known as the Security Funds. With the integration of Rydex Investments and the Security Funds, we look forward to providing you with an expanded choice of funds managed by investment professionals committed to your best interests and future.

The S&P 500 gained 3% during the six-month period ended June 30, 2009, a level that would suggest market conditions not out of the ordinary. What the figure does not portray is the deep decline to a March 9, 2009 low that would mark the second most severe drop in history, and the subsequent rally despite the massive amount of fear and uncertainty among all market participants.

The Dow Jones Industrial Average witnessed a crushing 53% loss from over 14,000 in October 2007 to less than 6,600, exceeded only by the 86% decline in 1932. Since the March low, the DJIA has gained 30%, the S&P 500 37%, and the NASDAQ nearly 42% in just over three months. These rebounds came after a drop of 24% in both the Dow and S&P 500, and a 13% loss in the NASDAQ from the beginning of the year until mid-March. With the detailed background of the first half of 2009, it is obvious that this was no ordinary period.

There are at least early signs that the worst of the economic and market collapses are behind us. Despite an extremely weak and fragile economic environment throughout the first six months of 2009, interest rates have stabilized. The Treasury yield curve has steepened which is a signal from the fixed income markets that economic growth will improve in six to nine months. Also encouraging is the healthy issuance of fixed income debt taking place while credit spreads actually tightened, an indication that fixed income markets are returning to normalcy and risk appetite is improving among investors.

The last Federal Reserve statement of the period reinforced that they will keep rates low for an extended period while acknowledging that the pace of economic contraction is slowing. The six months included a record budget and deficit proposal by the new Obama Administration and the implementation of Treasury Secretary Geithner’s plan for troubled banks and toxic assets.

At the corporate level, there appears to be a deep analysis of necessary business rationalization in the early stages, which may fundamentally change how organizations operate and should eventually support an economic recovery.

A sustainable long-term recovery will be dependent upon the health of consumers and their job prospects. Given that the consumer comprises nearly 70% of U.S. Gross Domestic Product, consumer spending is critical to a transition from an economic recession to a recovery. A pivotal question is whether this trend is a short-term reaction to current economic conditions and consumers will at some point resume their spendthrift ways, or whether this is a more permanent paradigm shift. With the unemployment rate at 9.5% and heading higher, it appears unlikely that the U.S. economy will enjoy a meaningful rebound in consumer spending anytime soon, making any recovery slower and more muted than is typical.

Thank you for the trust you have placed in us and investing in the Rydex | SGI Funds.

Sincerely,

Richard M. Goldman President and Chairman, Rydex | SGI Funds

The funds are distributed by Security Distributors, Inc. (SDI) and/or Rydex Distributors, Inc. (RDI). Security Global InvestorsSM is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. SGI, SDI, Rydex Investments and RDI are affiliates and are all subsidiaries of Security Benefit.

Rydex | SGI Income Fund

High Yield Series

Performance Summary June 30, 2009	Rydex | SGI Income Fund High Yield Series (unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of High Yield Series on June 30, 1999, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Barclays Capital U.S. Corporate High Yield Bond Index (formerly Lehman Brothers U.S. Corporate High Yield Bond Index) is an unmanaged index that tracks below investment grade bonds.

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

AA	0.33%
A	10.21
BBB	6.81
BB	14.09
B	32.86
CCC	23.98
CC	1.29
C	0.32
D	1.35
NR	2.15
Preferred Stocks	0.10
Repurchase Agreement	6.16
Cash & Other Assets, Less Liabilities	0.35

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-09

	1 Year	5 Years	10 Years or Since Inception
A Shares	(1.34%)	4.36%	4.23%
A Shares with sales charge	(6.05%)	3.35%	3.72%
B Shares	(0.94%)	(4.14%)	3.64%
B Shares with CDSC	(5.44%)	3.84%	3.64%
C Shares	(1.89%)	3.60%	4.24 (5-1-00)%
C Shares with CDSC	(2.79%)	3.60%	4.24 (5-1-00)%
Institutional Class	—	—	0.90 (7-11-08)%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2009 (unaudited)	Rydex | SGI Income Fund High Yield Series

Information About Your Series’ Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-l); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
High Yield Series - Class A
Actual	$1,000.00	$1,418.04	$6.54
Hypothetical	1,000.00	1,019.39	5.46
High Yield Series - Class B
Actual	1,000.00	1,420.03	5.10
Hypothetical	1,000.00	1,020.58	4.26
High Yield Series - Class C
Actual	1,000.00	1,413.59	10.71
Hypothetical	1,000.00	1,015.92	8.95
High Yield Series - Institutional Class
Actual	1,000.00	1,420.43	4.80
Hypothetical	1,000.00	1,020.83	4.01

[1]

The actual ending account value is based on the actual total return of the Series for the period from January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2009 to June 30, 2009 was 41.80%, 42.00%, 41.36% and 42.04% for Class A, B, C and Institutional Class shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.10%, 0.85%, 1.79% and 0.80% for Class A, B, C and Institutional Class shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund High Yield Series

	Shares	Value
COMMON STOCKS - 0.0%
Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. 1,*	15,250	$1,449

TOTAL COMMON STOCKS (cost $225,975)		$1,449

	Shares	Value
PREFERRED STOCK - 0.1%
Department Stores - 0.1%
Sears Holdings Corporation
7.00%, 7/15/2042*	3,200	$19,100
7.40%, 2/1/2043*	7,500	48,047

		67,147

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 12/31/2012	17,000	20,740
Federal National Mortgage Association
8.25%, 12/31/2010	12,000	16,080
4.38%, 5/13/2011	5,000	4,450

		41,270

TOTAL PREFERRED STOCK (cost $1,152,024)		$108,417

	Principal Amount	Value
CONVERTIBLE BONDS - 0.4%
Health Care Services - 0.3%
Aspect Medical Systems, Inc.
2.50%, 2014	$275,000	$185,281
Invacare Corporation
4.13%, 2027	150,000	125,250

		310,531

Metals & Minerals - 0.1%
USEC, Inc.
3.00%, 2014	150,000	96,750

TOTAL CONVERTIBLE BONDS (cost $563,352)		$407,281

	Principal Amount	Value
CORPORATE BOND - 77.6%
Aerospace & Defense - 0.3%
Vought Aircraft Industries, Inc.
8.00%, 2011	$550,000	$343,750

Airlines - 3.1%
Continental Airlines, Inc.
8.31%, 2011	817,072	637,316
7.03%, 2011	572,132	480,591
7.34%, 2014	1,400,000	1,008,000
Delta Air Lines, Inc.
7.71%, 2011	225,000	189,000
7.78%, 2012	1,285,466	1,182,629

		3,497,536

Automotive - 4.5%
Ford Motor Credit Company LLC
8.00%, 2014	1,400,000	1,132,765
General Motors Corporation
8.38%, 2033[2]	850,000	108,375
Goodyear Tire & Rubber Company
10.50%, 2016	250,000	252,500
Metaldyne Corporation
11.00%, 2012[1],2	500,000	—
Penske Auto Group, Inc.
7.75%, 2016	650,000	524,875
Sonic Automotive, Inc.
8.63%, 2013	1,500,000	1,050,000
4.25%, 2015[3]	1,200,000	1,036,500
Tenneco, Inc.
8.63%, 2014	600,000	432,000
TRW Automotive, Inc.
7.25%, 2014[4],5	750,000	517,500

		5,054,515

Banking - 0.6%
FCB Capital Trust
8.05%, 2028	50,000	40,083
Progress Capital Trust I
10.50%, 2027	300,000	313,244
Rabobank Capital Funding II
5.26%, 2049[4],5,6	500,000	365,000

		718,327

Brokerage - 2.8%
E*Trade Financial Corporation
8.00%, 2011	750,000	877,500
7.88%, 2015	850,000	671,500
Nuveen Investments, Inc.
5.00%, 2010	1,600,000	1,464,000
10.50%, 2015[4]	200,000	138,000

		3,151,000

Chemicals - 0.8%
PolyOne Corporation
6.52%, 2010	175,000	167,125
6.58%, 2011	375,000	330,000
8.88%, 2012	500,000	420,000

		917,125

Construction Machinery - 2.8%
Neff Corporation
10.00%, 2015	100,000	14,500
RSC Equipment Rental, Inc.
9.50%, 2014	1,800,000	1,444,500
United Rentals North America, Inc.
6.50%, 2012	500,000	485,000
10.88%, 2016[4]	1,250,000	1,200,000

		3,144,000

Consumer Products - 0.9%
Hanesbrands, Inc.
4.59%, 2014[5,6]	100,000	80,500
Sealy Mattress Company
8.25%, 2014	950,000	781,375
10.88%, 2016[4]	100,000	104,750

		966,625

Distributors - 0.0%
SemGroup, LP
8.75%, 2015[2,4,5]	1,300,000	52,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund High Yield Series

	Principal Amount	Value
CORPORATE BOND - 77.6% (continued)
Electric - 1.5%
AES Red Oak LLC
8.54%, 2019	$662,858	$593,258
East Coast Power LLC
7.07%, 2012	38,649	38,734
GrafTech Finance, Inc.
10.25%, 2012	26,000	24,570
NRG Energy, Inc.
8.50%, 2019	1,000,000	968,750

		1,625,312

Entertainment - 1.6%
AMC Entertainment, Inc.
8.00%, 2014	1,272,000	1,084,380
Speedway Motorsports, Inc.
6.75%, 2013	350,000	336,000
8.75%, 2016[4]	100,000	101,250
WMG Acquisition Corporation
9.50%, 2016[4]	250,000	248,750

		1,770,380

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	100,000	90,000

Financial - Other - 1.1%
Harland Clarke Holdings Corporation
5.63%, 2015[6]	2,100,000	1,265,250

Financial Companies - Captive - 0.5%
International Lease Finance Corporation
4.75%, 2009	600,000	600,000

Financial Companies - Noncaptive Consumer - 2.9%
Ford Motor Credit Company
7.38%, 2009	1,000,000	991,428
General Motors Acceptance Corporation
6.75%, 2014	350,000	269,072
8.00%, 2031	1,400,000	958,923
Nelnet, Inc.
7.40%, 2036[6]	1,000,000	553,843
Residential Capital LLC
8.88%, 2015	700,000	423,500

		3,196,766

Financial Companies - Noncaptive Diversified - 0.4%
CIT Group, Inc.
5.00%, 2014	750,000	445,397

Food & Beverage - 2.3%
Constellation Brands, Inc.
7.25%, 2017	1,050,000	971,250
Dole Food Company, Inc.
7.25%, 2010	750,000	738,750
8.88%, 2011	350,000	341,250
Harry & David Holdings, Inc.
9.00%, 2013	600,000	237,000
Land O’ Lakes, Inc.
8.75%, 2011	43,000	43,215
Smithfield Foods, Inc.
10.00%, 2014[4]	250,000	246,875

		2,578,340

Gaming - 6.2%
Boyd Gaming Corporation
7.13%, 2016	700,000	518,875
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[4,5]	2,025,000	1,701,000
Harrah’s Operating Company, Inc.
10.75%, 2016	750,000	363,750
10.00%, 2018[4]	750,000	431,250
MGM Mirage
6.75%, 2012	375,000	266,250
6.75%, 2013[5]	250,000	166,875
7.63%, 2017	1,500,000	971,250
11.13%, 2017[4]	200,000	212,000
Mohegan Tribal Gaming Authority
6.38%, 2009	250,000	243,750
7.13%, 2014	1,000,000	680,000
Pinnacle Entertainment, Inc.
7.50%, 2015	950,000	812,250
Station Casinos, Inc.
6.00%, 2012	1,575,000	543,375
Turning Stone Resort Casino Enterprise
9.13%, 2014[4,5]	100,000	85,250

		6,995,875

Health care - 5.1%
Apria Healthcare Group, Inc.
11.25%, 2014[4]	400,000	386,000
Coventry Health Care, Inc.
6.13%, 2015	425,000	368,790
HCA, Inc.
6.50%, 2016	2,275,000	1,837,062
Healthsouth Corporation
7.22%, 2014[6]	1,000,000	912,500
Hologic, Inc.
2.00%, 2037[3]	1,850,000	1,313,500
InvaCare Corporation
9.75%, 2015[5]	100,000	101,000
US Oncology, Inc.
10.75%, 2014	325,000	321,750
9.13%, 2017[4]	500,000	496,250

		5,736,852

Independent Energy - 0.9%
Copano Energy LLC
8.13%, 2016	100,000	94,000
MarkWest Energy Partners, LP
8.50%, 2016	100,000	86,000
8.75%, 2018	100,000	86,500
Penn Virginia Corporation
10.38%, 2016	250,000	254,375
PetroHawk Energy Corporation
7.88%, 2015[4,5]	250,000	231,250
Range Resources Corporation
7.38%, 2013	175,000	171,719

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund High Yield Series

	Principal Amount	Value
CORPORATE BOND - 77.6% (continued)
Independent Energy - 0.9% (continued)
Southwestern Energy Company
7.50%, 2018[4,5]	$100,000	$96,000

		1,019,844

Industrial - Other - 0.3%
Anixter International, Inc.
5.95%, 2015	250,000	206,250
Belden, Inc.
7.00%, 2017	200,000	177,000

		383,250

Insurance - Life - 1.1%
Torchmark Corporation
9.25%, 2019	1,200,000	1,225,044

Insurance - Property & Casualty - 0.9%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	855,000	831,487
Nationwide Mutual Insurance Company
8.25%, 2031[4],5	150,000	120,328

		951,815

Media - Cable - 0.2%
CSC Holdings, Inc.
6.75%, 2012	175,000	168,875

Media - Non Cable - 4.6%
Block Communications, Inc.
8.25%, 2015[4],5	525,000	459,375
CMP Susquehanna Corporation
9.88%, 2014	800,000	16,000
Idearc, Inc.
8.00%, 2016[2]	350,000	9,188
Intelsat, Ltd.
7.63%, 2012	1,525,000	1,357,249
Interpublic Group of Companies, Inc.
10.00%, 2017[4]	500,000	503,750
Morris Publishing Group LLC
7.00%, 2013[5]	900,000	45,000
Reader’s Digest Association, Inc.
9.00%, 2017	100,000	4,500
RH Donnelley Corporation
8.88%, 2016[2]	350,000	17,938
8.88%, 2017[2]	1,900,000	97,375
Satelites Mexicanos S.A. de CV
9.35%, 2011[6]	1,378,505	1,095,911
Sinclair Broadcast Group, Inc.
3.00%, 2027	1,000,000	845,000
Univision Communications, Inc.
9.75%, 2015[4],5	1,050,000	611,625

		5,062,911

Metals & Mining - 2.9%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[2,4,5]	1,200,000	169,500
FMG Finance Pty, Ltd.
10.63%, 2016[4],5	1,950,000	1,872,000
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[4],5	1,600,000	824,000
Noble Group, Ltd.
6.63%, 2015[4],5	450,000	382,500

		3,248,000

Natural Gas Pipelines - 1.5%
Regency Energy Partners, LP
8.38%, 2013	1,670,000	1,611,550

Oil Field Services - 0.7%
Key Energy Services, Inc.
8.38%, 2014	750,000	661,875
Stallion Oilfield Services
9.75%, 2015[4],5	300,000	99,000

		760,875

Packaging - 1.5%
Ball Corporation
6.88%, 2012	350,000	347,375
Graham Packaging Company, Inc.
9.88%, 2014	375,000	348,750
Rock-Tenn Company
9.25%, 2016	100,000	101,750
Solo Cup Company
8.50%, 2014	1,000,000	820,000

		1,617,875

Paper - 1.7%
Nielsen Finance LLC
0.00%, 2016[3]	1,000,000	642,500
Sino-Forest Corporation
9.13%, 2011[4],5	1,225,000	1,225,000

		1,867,500

Refining - 2.7%
Frontier Oil Corporation
6.63%, 2011	200,000	195,000
Tesoro Corporation
6.50%, 2017	1,600,000	1,368,000
United Refining Company
10.50%, 2012	650,000	507,000
Western Refining, Inc.
11.25%, 2017[4]	1,000,000	887,500

		2,957,500

REIT’s - 6.0%
American Real Estate Partners, LP
8.13%, 2012	1,300,000	1,196,000
7.13%, 2013	350,000	315,875
Forest City Enterprises, Inc.
7.63%, 2015	800,000	504,000
HCP, Inc.
6.70%, 2018	1,350,000	1,172,740
Hospitality Properties Trust
6.70%, 2018	2,850,000	2,182,597
HRPT Properties Trust
1.22%, 2011[6]	875,000	761,250
Rouse Company, LP
8.00%, 2009[2]	775,000	503,750

		6,636,212

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc.
3.13%, 2014[4,5,6]	100,000	69,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund High Yield Series

	Principal Amount	Value
CORPORATE BOND - 77.6% (continued)
Retailers - 3.9%
Duane Reade, Inc.
9.75%, 2011	$1,200,000	$1,020,000
General Nutrition Centers, Inc.
6.40%, 2014[6]	1,250,000	1,000,000
Michaels Stores, Inc.
11.38%, 2016	750,000	491,250
Neiman Marcus Group, Inc.
10.38%, 2015	1,550,000	906,750
Saks, Inc.
9.88%, 2011	950,000	926,250

		4,344,250

Services - 2.7%
KAR Holdings, Inc.
8.75%, 2014	850,000	728,875
5.03%, 2014[6]	550,000	413,875
Travelport LLC
9.88%, 2014	850,000	565,250
West Corporation
9.50%, 2014	700,000	612,500
11.00%, 2016	750,000	626,250

		2,946,750

Technology - 4.1%
Amkor Technology, Inc.
9.25%, 2016	1,975,000	1,829,344
L-3 Communications Corporation
6.38%, 2015	250,000	226,875
NXP BV
3.88%, 2013[6]	325,000	130,000
9.50%, 2015	350,000	124,250
Seagate Technology HDD Holdings
6.80%, 2016	600,000	514,500
Sungard Data Systems, Inc.
10.63%, 2015[4,5]	400,000	392,000
Viasystems, Inc.
10.50%, 2011	1,500,000	1,335,000

		4,551,969

Telecommunications - Wireless - 2.1%
iPCS, Inc.
5.03%, 2014[6]	1,050,000	693,000
MetroPCS Wireless, Inc.
9.25%, 2014	325,000	322,969
Sprint Capital Corporation
6.90%, 2019	1,650,000	1,365,375

		2,381,344

Telecommunications - Wirelines - 0.1%
Qwest Corporation
7.88%, 2011	100,000	100,000

Textile - 1.3%
Invista
9.25%, 2012[4,5]	500,000	471,250
Phillips-Van Heusen Corporation
8.13%, 2013	950,000	933,375

		1,404,625

Transportation Services - 0.8%
American Railcar Industries, Inc.
7.50%, 2014	250,000	218,125
Kansas City Southern de Mexico S.A. de CV
7.63%, 2013	250,000	215,000
St. Acquisition Corporation
12.50%, 2017[4,5]	650,000	227,500
Stena AB
7.50%, 2013	250,000	210,625
US Shipping Partners, LP
13.00%, 2014[2,7]	375,000	56,250

		927,500

TOTAL CORPORATE BOND (cost $97,538,227)		$86,385,739

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS - 6.3%
Automotive - 1.4%
Delphi, Term Loan C
9.75%, 2009[6,8]	$504,000	$164,520
Ford Motor Company, Term Loan B
3.32%, 2013[6,8]	453,584	327,034
4.14%, 2013[6,8]	228,083	164,448
General Motors Corporation, Term Loan - 1st Lien
8.00%, 2013[6,8]	981,193	971,381

		1,627,383

Broadcast Radio & Television - 1.1%
Univision Communications, Inc., Initial Term Loan
2.56%, 2014[6,8]	1,000,000	743,213
Young Broadcasting, Inc., Term Loan
0.00%, 2012[6,8]	965,000	457,342

		1,200,555

Brokerages, Security Dealers & Investment Houses - 0.2%
Gartmore Investment Management, Term Loan B-2
3.10%, 2014[6,8]	449,216	209,784

Building & Development - 0.2%
South Edge, LLC, Term Loan C
0.00%, 2009[6,8]	1,000,000	175,000

Business Equipment & Services - 1.8%
First Data Corporation, Initial B1
3.06%, 2014[6,8]	50,704	37,901
3.07%, 2014[6,8]	835,796	624,757
Open Solutions, Inc., Term Loan - 1st Lien (Jan 07)
3.22%, 2014[6,8]	521,146	338,745
VNU, Term Loan
2.32%, 2013[6,8]	641,474	576,080
West Corporation, Term Loan B-2
2.68%, 2013[6,8]	151,491	138,506
2.69%, 2013[6,8]	342,212	312,880

		2,028,869

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund High Yield Series

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS - 6.3% (continued)
Electronic & Electric - 0.3%
Sabre Holdings Corporation, Term Loan
2.57%, 2014[6,8]	$195,688	$139,847
3.29%, 2014[6,8]	290,216	207,401

		347,248

Leisure - 0.2%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05)
3.56%, 2012[6,8]	391,919	215,229

Publishing - 0.4%
GateHouse Media, Inc., DD Term Loan B (Feb 07)
2.33%, 2014[6,8]	125,000	29,115
2.31%, 2014[6,8]	10,870	2,532
GateHouse Media, Inc., Initial Term Loan
2.31%, 2014[6,8]	364,130	84,812
Media News Group, Inc., Term Loan B
4.81%, 2010[6,8]	1,882	358
Media News Group, Inc., Term Loan B (Aug 04)
4.81%, 2010[6,8]	724,459	137,647
Tribune Company, Term Loan B
0.00%, 2014[6,8]	493,750	166,434

		420,898

Retailers - 0.7%
Michaels Stores, Inc., Term Loan B (May 07)
2.75%, 2013[6,8]	251,577	199,095
2.69%, 2013[6,8]	299,369	236,918
2.63%, 2013[6,8]	428,953	339,469

		775,482

TOTAL SENIOR FLOATING RATE INTERESTS (cost $11,646,524)		$7,000,448

	Principal Amount	Value
COMMERCIAL PAPER - 9.0%
Consumer Products - 1.8%
Colgate-Palmolive Corporation
0.14%, 07/01/2009	$2,000,000	$2,000,000

Diversified Manufacturing - 5.4%
General Electric Company
0.11%, 07/09/2009	2,000,000	1,999,951
0.07%, 07/10/2009	2,000,000	1,999,965
Siemens Capital Company, LLC
0.18%, 07/02/2009	2,000,000	1,999,990

		5,999,906

Electric - 1.8%
FPL Group Capital, Inc.
0.22%, 07/06/2009	2,000,000	1,999,939

TOTAL COMMERCIAL PAPER (cost $9,999,845)		$9,999,845

	Principal Amount	Value
REPURCHASE AGREEMENT - 6.2%
UMB Financial Corp, 0.07%, dated 06/30/09, matures 7/01/09; repurchase amount $6,842,013 (Collateralized by FHLB, 3.875%, 7/24/09 with a value of $6,981,542)	$6,842,000	$6,842,000

TOTAL REPURCHASE AGREEMENT (cost $6,842,000)		$6,842,000

Total Investments - 99.6% (cost $127,967,947)		$110,745,179
Cash & Other Assets, Less Liabilities - 0.4%		394,916

Total Net Assets - 100.0%		$111,140,095

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $127,653,071.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $1,449 (cost $723,510), or 0.0% of total net assets.

[2]	Security is in default of interest and/or principal obligations.

[3]	Step Up/Down

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $10,364,453 (cost $14,497,182), or 9.3% of total net assets.

[6]	Variable rate security. Rate indicated is rate effective at June 30, 2009.

[7]	Security was fair valued by the Valuation Committee at June 30, 2009. The total market value of fair valued securities amounts to $56,250, (cost $375,000) or 0.1% of total net assets.

[8]	Security is a senior floating rate interest. See Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements

Rydex | SGI Income Fund

High Yield Series

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$110,745,179
Cash	211,465
Receivables:
Fund shares sold	3,719,420
Securities sold	601,656
Interest	1,671,708
Security Investors	17,283
Prepaid expenses	40,319

Total assets	117,007,030

Liabilities:
Payable for:
Fund shares redeemed	90,285
Securities purchased	5,632,752
Management fees	46,078
Administration fees	11,858
Transfer agent/maintenance fees	16,627
Professional fees	40,422
12b-l distribution plan fees	21,875
Other	7,038

Total liabilities	5,866,935

Net assets	$111,140,095

Net assets consist of:
Paid in capital	$135,434,041
Undistributed net investment income	683,505
Accumulated net realized loss on sale of investments	(7,754,683)
Net unrealized depreciation in value of investments	(17,222,768)

Net assets	$111,140,095

Class A:
Capital shares outstanding (unlimited number of shares authorized)	9,346,983
Net assets	$96,984,958
Net asset value and redemption price per share	$10.38

Maximum offering price per share (net asset value divided by 95.25%)	$10.90

Class B:
Capital shares outstanding (unlimited number of shares authorized)	620,954
Net assets	$6,425,356
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.35

Class C:
Capital shares outstanding (unlimited number of shares authorized)	652,996
Net assets	$6,815,263
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.44

Institutional Class:
Capital shares outstanding (unlimited number of shares authorized)	101,155
Net assets	$914,518
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.04

*Investments, at cost	$127,967,947

Statement of Operations For the Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest	$3,514,701
Dividends	12,228

Total investment income	3,526,929

Expenses:
Management fees	193,380
Administration fees	41,051
Transfer agent/maintenance fees	106,592
Directors’ fees	1,935
Professional fees	29,581
Reports to shareholders	9,018
Registration fees	25,492
Other expenses	3,849
12b-1 distribution fees - Class A	66,277
12b-1 distribution fees - Class C	28,165

Total expenses	505,340
Less:
Reimbursement of expenses - Class A	(111,775)
Reimbursement of expenses - Class B	(10,932)
Reimbursement of expenses - Class C	(13,924)
Reimbursement of expenses - Institutional Class	(2,036)

Net expenses	366,673

Net investment income	3,160,256

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(3,755,132)

Net realized loss	(3,755,132)

Net unrealized appreciation (depreciation) during the period on:
Investments	21,823,225

Net unrealized appreciation	21,823,225

Net realized and unrealized gain	18,068,093

Net increase in net assets resulting from operations	$21,228,349

The accompanying notes are an integral part of the financial statements

Rydex | SGI Income Fund
Statement of Changes in Net Assets	High Yield Series

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$3,160,256	$5,768,576
Net realized loss during the period on investments	(3,755,132)	(334,165)
Net unrealized appreciation (depreciation) during the period on investments	21,823,225	(36,456,784)

Net increase (decrease) in net assets resulting from operations	21,228,349	(31,022,373)

Distributions to shareholders from:
Net investment income
Class A	(2,627,052)	(4,706,218)
Class B	(261,642)	(336,294)
Class C	(256,700)	(327,381)
Institutional Class	(47,448)	(50,102)

Total distributions to shareholders	(3,192,842)	(5,419,995)

Capital share transactions:
Proceeds from sale of shares
Class A	62,814,747	26,250,012
Class B	1,769,351	2,120,560
Class C	893,043	493,553
Institutional Class	255,313	1,542,493
Issuance of shares in connection with the acquisition of Income Opportunity Series (Note 6)
Class A	—	23,579,612
Class B	—	3,645,132
Class C	—	11,075,550
Distributions reinvested
Class A	2,408,879	4,615,746
Class B	217,319	270,426
Class C	219,199	270,235
Institutional Class	46,147	50,102
Cost of shares redeemed
Class A	(33,098,172)	(26,109,515)
Class B	(1,181,505)	(2,237,414)
Class C	(1,881,283)	(3,212,307)
Institutional Class	(422,128)	(366,565)

Net increase from capital share transactions	32,040,910	41,987,620

Net increase in net assets	50,076,417	5,545,252

Net assets:
Beginning of period	61,063,678	55,518,426

End of period	$111,140,095	$61,063,678

Undistributed net investment income at end of period	$683,505	$716,091

Capital share activity:
Shares sold
Class A	6,431,068	2,363,463
Class B	198,578	186,781
Class C	94,589	46,197
Institutional Class	32,161	156,915
Issuance of shares in connection with the acquisition of Income Opportunity Series (Note 6)
Class A	—	1,966,706
Class B	—	281,833
Class C	—	888,822
Shares reinvested
Class A	274,444	455,063
Class B	24,743	27,526
Class C	24,863	28,993
Institutional Class	6,073	6,301
Shares redeemed
Class A	(3,888,046)	(2,449,425)
Class B	(135,625)	(213,347)
Class C	(225,305)	(334,645)
Institutional Class	(57,361)	(42,934)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Income Fund
Selected data for each share of capital stock outstanding throughout each period	High Yield Series

Class A	Six Months Ended June 30, 2009[a]	2008[b]	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$7.70	$12.14	$12.75	$12.35	$12.70	$12.17

Income (loss) from investment operations:
Net investment income[c]	0.43	0.90	0.87	0.83	0.77	0.73
Net gain (loss) on securities (realized and unrealized)	2.70	(4.48)	(0.64)	0.39	(0.37)	0.55

Total from investment operations	3.13	(3.58)	0.23	1.22	0.40	1.28

Less distributions:
Dividends from net investment income	(0.45)	(0.86)	(0.84)	(0.82)	(0.75)	(0.73)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.45)	(0.86)	(0.84)	(0.82)	(0.75)	(0.75)

Net asset value, end of period	$10.38	$7.70	$12.14	$12.75	$12.35	$12.70

Total Return[d]	41.80%	(31.09%)	1.80%	10.25%	3.33%	10.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96,985	$50,299	$50,917	$55,762	$38,506	$33,393

Ratios to average net assets:
Net investment income	9.78%	8.61%	6.90%	6.68%	6.28%	6.05%
Total expenses[e]	1.52%	1.45%	1.42%	1.45%	1.47%	1.48%
Net expenses[f]	1.10%	1.14%	1.25%	1.45%	1.47%	1.48%
Net expenses prior to custodian earnings credits and net of expense waivers	1.10%	1.14%	1.25%	1.45%	1.47%	1.48%

Portfolio turnover rate	81%	29%	54%	56%	73%	73%

Class B	Six Months Ended June 30, 2009[a,g]	2008[b,g]	2007[g]	2006[g]	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$7.67	$12.09	$12.70	$12.30	$12.66	$12.14

Income (loss) from investment operations:
Net investment income[c]	0.45	0.92	0.90	0.75	0.70	0.65
Net gain (loss) on securities (realized and unrealized)	2.68	(4.46)	(0.63)	0.39	(0.40)	0.53

Total from investment operations	3.13	(3.54)	0.27	1.14	0.30	1.18

Less distributions:
Dividends from net investment income	(0.45)	(0.88)	(0.88)	(0.74)	(0.66)	(0.64)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.45)	(0.88)	(0.88)	(0.74)	(0.66)	(0.66)

Net asset value, end of period	$10.35	$7.67	$12.09	$12.70	$12.30	$12.66

Total Return[d]	42.00%	(30.90%)	2.09%	9.54%	2.47%	10.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,425	$4,089	$3,027	$5,320	$5,324	$8,437

Ratios to average net assets:
Net investment income	10.25%	9.05%	7.16%	5.99%	5.52%	5.31%
Total expenses[e]	1.29%	1.23%	1.18%	2.13%	2.22%	2.22%
Net expenses[f]	0.85%	0.88%	1.00%	2.13%	2.22%	2.22%
Net expenses prior to custodian earnings credits and net of expense waivers	0.85%	0.88%	1.00%	2.13%	2.22%	2.22%

Portfolio turnover rate	81%	29%	54%	56%	73%	73%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Rydex | SGI Income Fund High Yield Series

Class C	Six Months Ended June 30, 2009[a]	2008[b]	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$7.73	$12.16	$12.76	$12.36	$12.72	$12.19

Income (loss) from investment operations:
Net investment income[c]	0.41	0.83	0.78	0.74	0.69	0.65
Net gain (loss) on securities (realized and unrealized)	2.70	(4.49)	(0.63)	0.39	(0.39)	0.54

Total from investment operations	3.11	(3.66)	0.15	1.13	0.30	1.19

Less distributions:
Dividends from net investment income	(0.40)	(0.77)	(0.75)	(0.73)	(0.66)	(0.64)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.40)	(0.77)	(0.75)	(0.73)	(0.66)	(0.66)

Net asset value, end of period	$10.44	$7.73	$12.16	$12.76	$12.36	$12.72

Total Return[d]	41.36%	(31.57%)	1.12%	9.42%	2.46%	10.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,815	$5,865	$1,574	$1,933	$1,795	$2,174

Ratios to average net assets:
Net investment income	9.36%	8.45%	6.16%	5.92%	5.52%	5.31%
Total expenses[e]	2.29%	2.28%	2.18%	2.21%	2.22%	2.22%
Net expenses[f]	1.79%	1.87%	2.00%	2.21%	2.22%	2.22%
Net expenses prior to custodian earnings credits and net of expense waivers	1.79%	1.87%	2.00%	2.21%	2.22%	2.22%

Portfolio turnover rate	81%	29%	54%	56%	73%	73%

Institutional Class	Six Months Ended June 30, 2009[a]	Year Ended December 31, 2008[h]
Per Share Data
Net asset value, beginning of period	$6.74	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.39	0.38
Net gain (loss) on securities (realized and unrealized)	2.35	(3.22)

Total from investment operations	2.74	(2.84)

Less distributions:
Dividends from net investment income	(0.44)	(0.42)

Total distributions	(0.44)	(0.42)

Net asset value, end of period	$9.04	$6.74

Total Return[d]	42.04%	(28.96%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$915	$811

Ratios to average net assets:
Net investment income	10.38%	9.51%
Total expenses[e]	1.31%	1.33%
Net expenses[f]	0.80%	0.85%
Net expenses prior to custodian earnings credits and net of expense waivers	0.80%	0.85%

Portfolio turnover rate	81%	29%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Rydex | SGI Income Fund High Yield Series

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for the High Yield Series exclude the historical highlights of the Income Opportunity Series Class A, B and C shares. The assets of the Income Opportunity Series were acquired by the High Yield Series on July 25, 2008.

[c]	Net investment income was computed using the average shares outstanding throughout the period.

[d]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]

Effective December 1, 2006, Class B shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

[h]

The Institutional Class of High Yield Series was initially capitalized on July 11, 2008 with a net asset value of $10.00 per share. Percentage amounts for the period, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements

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Rydex | SGI Income Fund

U.S. Intermediate Bond Series

Performance Summary June 30, 2009	Rydex | SGI Income Fund U.S. Intermediate Bond Series (unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of U.S. Intermediate Bond Series on June 30, 1999, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index that tracks U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.

Average Annual Returns

Periods Ended 6-30-09	1 Year	5 Years	10 Years or Since Inception
A Shares	(5.41%)	0.78%	3.12%
A Shares with sales charge	(9.80%)	(0.18%)	2.63%
B Shares	(6.33%)	0.03%	2.47%
B Shares with CDSC	(10.84%)	(0.31%)	2.47%
C Shares	(6.08%)	0.08%	2.57% (5-1-00)
C Shares with CDSC	(6.99%)	0.08%	2.57% (5-1-00)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

AAA	58.93%
AA	8.94
A	15.59
BBB	10.34
BB	2.59
B	0.67
CCC	0.30
CC	0.17
D	0.03
NR	0.53
Preferred Stock	0.48
Repurchase Agreement	3.64
Liabilities, Less Cash & Other Assets	(2.21)

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2009 (unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Series

Information About Your Series’ Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-l); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
U.S. Intermediate Bond Series - Class A
Actual	$1,000.00	$1,048.30	$4.82
Hypothetical	1,000.00	1,020.08	4.76
U.S. Intermediate Bond Series - Class B
Actual	1,000.00	1,044.71	8.57
Hypothetical	1,000.00	1,016.41	8.45
U.S. Intermediate Bond Series - Class C
Actual	1,000.00	1,045.00	8.57
Hypothetical	1,000.00	1,016.41	8.45

[1]

The actual ending account value is based on the actual total return of the Series for the period from January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2009 to June 30, 2009 was 4.83%, 4.47% and 4.50% for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (0.95%, 1.70% and 1.70% for Class A, B and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Series

	Principal Amount	Value
CORPORATE BOND - 39.4%
Automotive - 0.0%
Ford Motor Company
7.45%, 2031	$4,000	$2,360
General Motors Acceptance Corporation
6.88%, 2011	12,000	10,318
Sonic Automotive, Inc.
8.63%, 2013	23,000	16,100

		28,778

Banking - 2.4%
BankBoston Capital Trust IV
1.23%, 2028[1]	700,000	306,818
BOI Capital Funding No. 2, LP
5.57%, 2049[1,2,3]	350,000	131,250
Kaupthing Bank HF
0.00%, 2010[2,3,4]	5,000,000	650,000
Standard Chartered plc
6.41%, 2049[1,2,3]	3,250,000	2,161,250
US Central Federal Credit Union
2.70%, 2009	29,545	28,974

		3,278,292

Brokerage - 0.0%
E*Trade Financial Corporation
8.00%, 2011	25,000	29,250

Building Materials - 0.2%
CRH America, Inc.
6.95%, 2012	300,000	301,453
Legrand France S.A.
8.50%, 2025	20,000	17,226

		318,679

Chemicals - 1.1%
Geo Specialty Chemicals
9.92%, 2009[1]	19,000	9,500
7.50%, 2015[1]	10,584	5,292
Huntsman LLC
11.63%, 2010	45,000	46,125
Mosaic Global Holdings, Inc.
7.38%, 2018	18,000	16,560
PPG Industries, Inc.
7.40%, 2019	350,000	362,196
Praxair, Inc.
5.20%, 2017	1,050,000	1,049,505

		1,489,178

Communications - Other - 2.8%
Omnicom Group, Inc.
6.25%, 2019	4,000,000	3,924,079

Construction Machinery - 0.0%
United Rentals North America, Inc.
7.00%, 2014	44,000	35,970

Consumer Cyclical - Other - 1.5%
Johns Hopkins University
5.25%, 2019	2,000,000	2,061,120

Diversified Manufacturing - 1.8%
ITT Corporation
4.90%, 2014	2,500,000	2,482,905

Electric - 0.7%
AES Corporation
8.75%, 2013[2,3]	26,000	26,390
Allegheny Energy Supply
8.25%, 20122.3	65,000	67,632
Arizona Public Service Company
6.38%, 2011	300,000	311,214
Cincinnati Gas & Electric
5.70%, 2012	300,000	305,144
DPL, Inc.
6.88%, 2011	25,000	26,271
Northwestern Corporation
5.88%, 2014	14,000	14,239
Oncor Electric Delivery Company
6.38%, 2015	300,000	313,691
PSEG Energy Holdings LLC
8.50%, 2011	34,000	34,327

		1,098,908

Entertainment - 0.3%
AMC Entertainment, Inc.
8.00%, 2014	46,000	39,215
Universal City Development Partners
11.75%, 2010	44,000	41,910
Walt Disney Company
4.50%, 2013	300,000	312,738

		393,863

Environmental - 0.1%
Allied Waste North America, Inc.
5.75%, 2011	50,000	50,375
Browning-Ferris Industries, Inc.
9.25%, 2021	20,000	20,929

		71,304

Financial - Other - 1.6%
AAC Group Holding Corporation
10.25%, 2012[2]	5,000	3,625
Affinia Group, Inc.
9.00%, 2014	30,000	21,000
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,000,000	1,061,746
BP Capital Markets plc
5.25%, 2013	1,000,000	1,073,311
PXRE Capital Trust I
8.85%, 2027	31,000	18,871

		2,178,553

Financial Companies - Noncaptive Consumer - 0.2%
General Motors Acceptance Corporation
6.75%, 2014	26,000	19,988
8.00%, 2031	124,000	84,933
Residential Capital LLC
8.50%, 2012	350,000	211,750

		316,671

Financial Companies - Noncaptive Diversified - 0.8%
General Electric Capital Corporation
6.00%, 2012	1,000,000	1,051,190

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Series

	Principal Amount	Value
CORPORATE BOND - 39.4% (continued)
Food & Beverage - 1.4%
Brown-Forman Corporation
5.00%, 2014	$1,000,000	$1,030,393
General Mills, Inc.
5.70%, 2017	800,000	842,124
Harry & David Operations Corporation
5.67%, 2012[1]	12,000	4,080
Viskase Companies, Inc.
11.50%, 2011	30,000	21,900

		1,898,497

Gaming - 0.0%
155 East Tropicana LLC
8.75%, 2012[4]	25,000	6,500
MTR Gaming Group, Inc.
9.75%, 2010	14,000	13,405

		19,905

Health Care - 0.0%
Tenet Healthcare Corporation
6.38%, 2011	12,000	11,884
9.25%, 2015	58,000	53,070

		64,954

Home Construction - 0.0%
Beazer Homes USA, Inc.
8.63%, 2011	22,000	14,960
8.38%, 2012	27,000	15,930
K Hovnanian Enterprises, Inc.
8.88%, 2012	31,000	19,220

		50,110

Independent Energy - 1.9%
Devon Financing Corporation ULC
6.88%, 2011	2,300,000	2,498,009
Stone Energy Corporation
8.25%, 2011	57,000	46,740
Whiting Petroleum Corporation
7.25%, 2012	10,000	9,575
7.25%, 2013	4,000	3,790

		2,558,114

Insurance - Property & Casualty - 0.5%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	700,000	680,750
TIG Holdings, Inc.
8.60%, 2027[2,3]	34,000	23,205

		703,955

Lodging - 1.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	2,000,000	1,860,000
7.88%, 2014	500,000	470,000
7.38%, 2015	25,000	23,000

		2,353,000

Media - Cable - 0.1%
Echostar DBS Corporation
6.63%, 2014	19,000	17,528
Shaw Communications, Inc.
8.25%, 2010	54,000	55,485

		73,013

Media - Non Cable - 0.0%
Cenveo Corporation
7.88%, 2013	33,000	23,100
Sinclair Broadcast Group, Inc.
8.00%, 2012	4,000	2,680

		25,780

Metals & Mining - 0.0%
Ispat Inland ULC
9.75%, 2014	38,000	39,814
Trimas Corporation
9.88%, 2012	31,000	26,660

		66,474

Natural Gas Pipelines - 1.7%
Express Pipeline, LP
6.47%, 2013[2,3]	129,600	138,716
Transcontinental Gas Pipe Line Corporation
7.00%, 2011	2,000,000	2,110,878
Williams Companies, Inc.
8.75%, 2032	24,000	24,120

		2,273,714

Packaging - 0.0%
Constar International, Inc.
4.26%, 2012[1,3,4]	15,000	11,644

Paper - 0.8%
Georgia-Pacific Corporation
8.00%, 2024	51,000	43,350
Sino-Forest Corporation
9.13%, 2011[2,3]	1,000,000	1,000,000

		1,043,350

Pharmaceuticals - 4.9%
AstraZeneca plc
5.90%, 2017	1,250,000	1,338,538
GlaxoSmithKline Capital, Inc.
4.85%, 2013	1,500,000	1,569,064
Novartis Securities Investment, Ltd.
5.13%, 2019	1,500,000	1,534,629
Wyeth
5.50%, 2013	2,000,000	2,138,207

		6,580,438

Railroads - 0.0%
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
9.38%, 2012	35,000	33,250

Retailers - 0.0%
Foot Locker, Inc.
8.50%, 2022	25,000	21,750
Toys R US, Inc.
7.38%, 2018	21,000	15,015

		36,765

Services - 0.0%
Cornell Companies, Inc.
10.75%, 2012	30,000	29,700

Supranational - 2.2%
Asian Development Bank
2.13%, 2012	3,000,000	3,021,510

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Series

	Principal Amount	Value
CORPORATE BOND - 39.4% (continued)
Technology - 0.8%
Lucent Technologies, Inc.
6.45%, 2029	$55,000	$31,213
Microsoft Corporation
2.95%, 2014	1,000,000	992,745
Nortel Networks Corporation
6.88%, 2023[4]	31,000	4,185
Sanmina-SCI Corporation
6.75%, 2013	66,000	51,150

		1,079,293

Telecommunications - Wireless - 2.1%
AT&T, Inc.
4.85%, 2014	700,000	726,040
Millicom International Cellular S.A.
10.00%, 2013	42,000	42,578
Nextel Communications, Inc.
7.38%, 2015	65,000	51,838
Vodafone Group plc
5.50%, 2011	2,000,000	2,104,388

		2,924,844

Telecommunications - Wirelines - 1.7%
AT&T Corporation
7.30%, 2011	37,000	40,576
8.00%, 2031	37,000	42,705
Axtel SAB de CV
11.00%, 2013	13,000	12,740
BellSouth Corporation
6.00%, 2011	2,000,000	2,136,765
Cincinnati Bell, Inc.
7.25%, 2013	9,000	8,235
8.38%, 2014	71,000	65,675
Qwest Corporation
3.88%, 2013[1]	10,000	8,938
Securus Technologies, Inc.
11.00%, 2011	18,000	13,455

		2,329,089

Tobacco - 0.0%
Alliance One International, Inc.
11.00%, 2012	21,000	21,945

Transportation - Other - 0.4%
United Parcel Service, Inc.
3.88%, 2014	500,000	515,590

Transportation Services - 0.0%
Ship Finance International, Ltd.
8.50%, 2013	46,000	38,525

U.S. Banking - 4.3%
American Express Bank FSB
3.15%, 2011	1,000,000	1,035,441
JPMorgan Chase & Company
4.65%, 2014	2,500,000	2,493,406
6.30%, 2019	1,000,000	1,005,824
Morgan Stanley
6.00%, 2014	500,000	506,234
Wells Fargo & Company
4.38%, 2013	1,000,000	1,008,610

		6,049,515

Utility - Other - 1.4%
American Water Capital Corporation
6.09%, 2017	2,000,000	1,920,134

TOTAL CORPORATE BOND (cost $60,195,159)		$54,481,848

	Principal Amount	Value
PREFERRED STOCK - 0.5%
Insurance Brokers - 0.5%
Woodbourne Capital Trust I
1.53%, 2049[1,2,5]	950,000	167,338
Woodbourne Capital Trust II
1.57%, 2049[1,2,5]	950,000	167,339
Woodbourne Capital Trust III
1.58%, 2049[1,2,5]	950,000	167,339
Woodbourne Capital Trust IV
1.58%, 2049[1,2,5]	950,000	167,339

		669,355

TOTAL PREFERRED STOCK (cost $3,818,354)		$669,355

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 7.9%
Other Non-Agency - 7.9%
C.M.O.’s - 7.9%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24%, 2035[1]	$855,397	$761,979
Countrywide Alternative Loan Trust
2005-30CB, 0.61%, 2035[1]	2,854,535	1,276,946
Harborview Mortgage Loan Trust
2005-9, 0.66%, 2035[1]	1,090,289	541,390
Homebanc Mortgage Trust
2006-1, 3.87%, 2037[1]	839,433	487,221
JP Morgan Alternative Loan Trust
2006-S3, 6.00%, 2036	6,671,000	3,683,862
JP Morgan Mortgage Trust
2006-A3, 5.14%, 2036[1]	186,749	170,781
2007-A2 , 6.03%, 2037[1]	5,000,000	2,785,975
Master Adjustable Rate Mortgages Trust
2003-5, 3.70%, 2033[1]	1,395,135	1,137,690

		10,845,844

		10,845,844

U.S. Government Sponsored Agencies - 0.0%
C.M.O.’s - 0.0%
Federal National Mortgage Association
FNR 1990-108 G, 7.00%, 2020	27,688	29,549

		29,549

U.S. Government Sponsored Securities - 0.0%
Pass Through’s - 0.0%
Government National Mortgage Association
G2 1849, 8.50%, 2024	3,296	3,665

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Series

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 7.9% (continued)
U.S. Government Sponsored
Securities - 0.0% (continued)
Pass Through’s - 0.0% (continued)
Government National Mortgage Association (continued)
#518436, 7.25%, 2029	$18,599	$20,194

		23,859

		23,859

TOTAL MORTGAGE BACKED SECURITIES (cost $18,882,753)		$10,899,252

	Principal Amount	Value
ASSET BACKED SECURITIES - 5.7%
Home Equity Loans - 5.7%
Ameriquest Mortgage Securities, Inc.
2005-R7, 0.57%, 2035[1]	$737,964	$673,036
Asset Backed Securities Corporation Home Equity
2005-HE6, 0.80%, 2035[1]	5,000,000	3,740,025
Credit-Based Asset Servicing and Securitization LLC
2004-CB4, 5.50%, 2035	467,843	448,356
2005-CB5, 0.57%, 2035[1]	1,362,453	1,097,372
Residential Asset Mortgage Products, Inc.
2005-RS7, 0.58%, 2035[1]	1,298,507	1,073,759
Residential Asset Securities Corporation
2005-KS7, 0.54%, 2035[1]	509,486	493,082
Structured Asset Investment Loan Trust
2005-HE3, 0.56%, 2035[1]	297,504	289,241

		$7,814,871

TOTAL ASSET BACKED SECURITIES (cost $9,679,033)		$7,814,871

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 20.1%
Federal Home Loan Bank
3.00%, 6/11/2010	$10,000,000	$10,235,500
1.25%, 10/14/2010	5,000,000	5,032,835
3.63%, 10/18/2013	5,000,000	5,169,775
4.75%, 1/19/2016	5,000,000	5,363,055
3.75%, 3/27/2019	2,000,000	1,965,288

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $27,700,627)		$27,766,453

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 23.6%
U.S. Treasury Notes
0.88%, 3/31/2011	$10,300,000	$10,285,920
1.38%, 3/15/2012	6,000,000	5,988,282
1.38%, 5/15/2012	4,000,000	3,977,520
3.50%, 5/31/2013	4,500,000	4,741,173
2.38%, 3/31/2016	4,000,000	3,811,564
2.75%, 2/15/2019	4,000,000	3,746,240

TOTAL U.S. GOVERNMENT SECURITIES (cost $32,841,552)		$32,550,699

	Principal Amount	Value
COMMERCIAL PAPER - 1.4%
Banking - 1.4%
Wells Fargo & Company, Inc.
0.17%, 07/01/2009	$2,000,000	$2,000,000

TOTAL COMMERCIAL PAPER (cost $2,000,000)		$2,000,000

	Principal Amount	Value
REPURCHASE AGREEMENT - 3.6%
UMB Financial Corp, 0.07%, dated 6/30/09, matures 7/01/09; repurchase amount $5,029,010 (Collateralized by U.S. Treasury Note, 3.125%, 11/30/09 with a value of $5,129,645)	$5,029,000	$5,029,000

TOTAL REPURCHASE AGREEMENT (cost $5,029,000)		$5,029,000

Total Investments - 102.2% (cost $160,146,478)		$141,211,478
Liabilities, Less Cash & Other Assets - (2.2)%		(3,056,119)

Total Net Assets - 100.0%		$138,155,359

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $160,691,665.

plc	Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2009.

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,210,087 (cost $9,828,815), or 3.0% of total net assets.

[4]	Security is in default of interest and/or principal obligations.

[5]	Security was fair valued by the Valuation Committee at June 30, 2009. The total market value of fair valued securities amounts to $669,355, (cost $3,818,354) or 0.5% of total net assets.

The accompanying notes are an integral part of the financial statements

Rydex | SGI Income Fund

U.S. Intermediate Bond Series

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$141,211,478
Receivables:	16,639
Fund shares sold
Interest	1,151,526
Security Investors	35,435
Prepaid expenses	56,855

Total assets	142,471,933

Liabilities:
Cash overdraft	5,204
Payable for:
Fund shares redeemed	172,493
Securities purchased	3,973,400
Management fees	56,982
Administration fees	13,226
Transfer agent/maintenance fees	31,099
Custodian fees	428
Professional fees	8,446
12b-l distribution plan fees	52,443
Other	2,853

Total liabilities	4,316,574

Net assets	$138,155,359

Net assets consist of:
Paid in capital	$177,574,891
Accumulated net investment loss	(350,300)
Accumulated net realized loss on sale of investments	(20,134,232)
Net unrealized depreciation in value of investments	(18,935,000)

Net assets	$138,155,359

Class A:
Capital shares outstanding (unlimited number of shares authorized)	25,502,065
Net assets	$99,468,162
Net asset value and redemption price per share	$3.90

Maximum offering price per share (net asset value divided by 95.25%)	$4.09

Class B:
Capital shares outstanding (unlimited number of shares authorized)	4,302,450
Net assets	$16,695,844
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$3.88

Class C:
Capital shares outstanding (unlimited number of shares authorized)	5,671,351
Net assets	$21,991,353
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$3.88

*Investments,at cost	$160,146,478

Statement of Operations

For the Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest	$2,415,224
Dividends	100,621

Total investment income	2,515,845

Expenses:
Management fees	283,322
Administration fees	60,259
Transfer agent/maintenance fees	214,881
Custodian fees	1,738
Directors’ fees	3,811
Professional fees	12,314
Reports to shareholders	34,288
Registration fees	22,371
Other expenses	8,174
12b-1 distribution fees - Class A	103,121
12b-1 distribution fees - Class B	69,946
12b-1 distribution fees - Class C	84,215

Total expenses	898,440
Less:
Reimbursement of expenses - Class A	(180,008)
Reimbursement of expenses - Class B	(30,092)
Reimbursement of expenses - Class C	(34,406)

Net expenses	653,934

Net investment income	1,861,911

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(15,248,862)

Net realized loss	(15,248,862)

Net unrealized appreciation (depreciation) during the period on:
Investments	(8,351,776)

Net unrealized depreciation	(8,351,776)

Net realized and unrealized loss	(23,600,638)

Net decrease in net assets resulting from operations	$(21,738,727)

The accompanying notes are an integral part of the financial statements

Rydex | SGI Income Fund
Statement of Changes in Net Assets	U.S. Intermediate Bond Series

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$1,861,911	$3,064,868
Net realized loss during the period on investments	(15,248,862)	(1,960,271)
Net unrealized depreciation during the period on investments	(8,351,776)	(8,775,146)

Net (decrease) in net assets resulting from operations	(21,738,727)	(7,670,549)

Distributions to shareholders from:
Net investment income
Class A	(1,369,294)	(2,746,942)
Class B	(184,314)	(329,739)
Class C	(235,837)	(166,620)

Total distributions to shareholders	(1,789,445)	(3,243,301)

Capital share transactions:
Proceeds from sale of shares
Class A	16,724,484	19,153,109
Class B	974,200	1,320,902
Class C	822,499	1,191,311
Issuance of shares in connection with the acquisition of Capital Preservation Series (Note 7)
Class A	69,222,826	—
Class B	16,950,894	—
Class C	27,427,522	—
Distributions reinvested
Class A	1,306,974	2,577,696
Class B	175,196	317,334
Class C	217,406	163,555
Cost of shares redeemed
Class A	(21,971,150)	(26,703,664)
Class B	(4,148,380)	(3,291,883)
Class C	(3,756,601)	(1,370,712)

Net increase (decrease) from capital share transactions	103,945,870	(6,642,352)

Net increase (decrease) in net assets	80,417,698	(17,556,202)

Net assets:
Beginning of period	57,737,661	75,293,863

End of period	$138,155,359	$57,737,661

Accumulated net investment loss at end of period	$(350,300)	$(422,766)

Capital share activity:
Shares sold
Class A	4,417,961	4,474,232
Class B	256,833	312,847
Class C	216,818	279,073
Issuance of shares in connection with the acquisition of Capital Preservation Series (Note 7)
Class A	13,711,372	—
Class B	3,416,681	—
Class C	5,517,334	—
Shares reinvested
Class A	342,060	620,373
Class B	46,125	76,506
Class C	57,353	39,544
Shares redeemed
Class A	(5,717,157)	(6,216,226)
Class B	(1,086,062)	(773,104)
Class C	(986,884)	(328,259)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Rydex | SGI Income Fund U.S. Intermediate Bond Series

Class A	Six Months Ended June 30, 2009[a,b,c]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$3.78	$4.49	$4.59	$4.63	$4.76	$4.82

Income (loss) from investment operations:
Net investment income[d]	0.07	0.20	0.21	0.21	0.19	0.20
Net gain (loss) on securities (realized and unrealized)	0.11	(0.69)	(0.10)	(0.05)	(0.12)	(0.04)

Total from investment operations	0.18	(0.49)	0.11	0.16	0.07	0.16

Less distributions:
Dividends from net investment income	(0.06)	(0.22)	(0.21)	(0.20)	(0.20)	(0.22)

Total distributions	(0.06)	(0.22)	(0.21)	(0.20)	(0.20)	(0.22)

Net asset value, end of period	$3.90	$3.78	$4.49	$4.59	$4.63	$4.76

Total Return[e]	4.83%	(11.33%)	2.43%	3.64%	1.54%	3.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$99,468	$48,201	$62,220	$74,244	$70,502	$75,292

Ratios to average net assets:
Net investment income	3.49%	4.80%	4.71%	4.51%	4.09%	4.18%
Total expenses[f]	1.39%	1.23%	1.12%	1.16%	1.16%	1.06%
Net expenses[g]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net expenses prior to custodian earnings credits and net of expense waivers	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Portfolio turnover rate	144%[h]	34%	41%	68%	59%	44%

Class B	Six Months Ended June 30, 2009[a,b,c]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$3.76	$4.47	$4.57	$4.61	$4.74	$4.80

Income (loss) from investment operations:
Net investment income[d]	0.05	0.17	0.18	0.17	0.16	0.16
Net gain (loss) on securities (realized and unrealized)	0.12	(0.70)	(0.10)	(0.04)	(0.12)	(0.04)

Total from investment operations	0.17	(0.53)	0.08	0.13	0.04	0.12

Less distributions:
Dividends from net investment income	(0.05)	(0.18)	(0.18)	(0.17)	(0.17)	(0.18)

Total distributions	(0.05)	(0.18)	(0.18)	(0.17)	(0.17)	(0.18)

Net asset value, end of period	$3.88	$3.76	$4.47	$4.57	$4.61	$4.74

Total Return[e]	4.47%	(12.06%)	1.67%	2.87%	0.79%	2.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,696	$6,281	$9,167	$9,164	$10,826	$14,331

Ratios to average net assets:
Net investment income	2.75%	4.04%	3.97%	3.75%	3.34%	3.43%
Total expenses[f]	2.13%	1.98%	1.87%	1.91%	1.91%	1.81%
Net expenses[g]	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Net expenses prior to custodian earnings credits and net of expense waivers	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	144%[h]	34%	41%	68%	59%	44%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Rydex | SGI Income Fund U.S. Intermediate Bond Series

Class C	Six Months Ended June 30, 2009[a,b,c]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$3.76	$4.46	$4.56	$4.60	$4.73	$4.79

Income (loss) from investment operations:
Net investment income[d]	0.05	0.17	0.18	0.17	0.16	0.16
Net gain (loss) on securities (realized and unrealized)	0.12	(0.69)	(0.10)	(0.04)	(0.12)	(0.04)

Total from investment operations	0.17	(0.52)	0.08	0.13	0.04	0.12

Less distributions:
Dividends from net investment income	(0.05)	(0.18)	(0.18)	(0.17)	(0.17)	(0.18)

Total distributions	(0.05)	(0.18)	(0.18)	(0.17)	(0.17)	(0.18)

Net asset value, end of period	$3.88	$3.76	$4.46	$4.56	$4.60	$4.73

Total Return[e]	4.50%	(11.85%)	1.68%	2.87%	0.79%	2.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,991	$3,256	$3,906	$4,894	$5,427	$5,219

Ratios to average net assets:
Net investment income	2.73%	4.05%	3.96%	3.76%	3.33%	3.43%
Total expenses[f]	2.11%	1.98%	1.87%	1.91%	1.91%	1.81%
Net expenses[g]	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Net expenses prior to custodian earnings credits and net of expense waivers	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	144%[h]	34%	41%	68%	59%	44%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for the U.S. Intermediate Bond Series exclude the historical highlights of the Capital Preservation Series Class A, B and C shares. The assets of the Capital Preservation Series were acquired by the U.S. Intermediate Bond Series on February 20, 2009.

[c]	Effective February 20, 2009, the Series name became U.S. Intermediate Bond Series. Prior to February 20, 2009 the Series was known as the Diversified Income Series,

[d]	Net investment income was computed using the average shares outstanding throughout the period.

[e]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[f]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[h]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

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Security Cash Fund

Performance Summary	Security Cash Fund
June 30, 2009	(unaudited)

PERFORMANCE

Portfolio Composition by Quality Ratings

(Based on Standard and Poor’s Ratings)

Tier 1 Investments	99.52%
Cash & Other Assets, Less Liabilities	0.48

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-09	1 Year	5 Years	10 Years
	0.56%	2.56%	2.49%

The performance data above represents past performance which is not predictive of future results. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced, as applicable.

The accompanying notes are an integral part of the financial statements

Performance Summary
June 30, 2009 (unaudited)	Security Cash Fund

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Security Cash
Fund - Class A
Actual	$1,000.00	$1,000.10	$2.58
Hypothetical	1,000.00	1,022.22	2.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period from January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2009 to June 30, 2009 was 0.01%.

[2]

Expenses are equal to the Fund’s annualized expense ratio (0.52%), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Security Cash Fund

	Principal Amount	Value
FEDERAL AGENCY SECURITIES - 0.6%
Other Non-Agency - 0.6%
Pass Through’s - 0.6%
Small Business Administration Pools
#503295, 0.75%, 7/1/2009[1,2]	$35,431	$35,453
#503303, 0.75%, 7/1/2009[1,2]	64,442	64,482
#603265, 0.75%, 7/1/2009[1,2]	59,901	59,751
#501927, 1.50%, 7/1/2009[1,2]	144,490	145,853
#503152, 0.88%, 7/1/2009[1,2]	37,412	37,412

		342,951

		342,951

TOTAL FEDERAL AGENCY SECURITIES (cost $342,951)		$342,951

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 64.1%
Federal Farm Credit Bank
0.22%, 10/16/2009	$1,300,000	$1,299,150
0.21%, 10/29/2009	1,500,000	1,498,951
0.65%, 11/18/2009	1,500,000	1,496,208
0.34%, 12/18/2009	1,000,000	998,394
Federal Home Loan Mortgage Corporation
0.50%, 8/11/2009	1,000,000	999,431
0.28%, 11/2/2009	1,000,000	999,036
0.25%, 11/5/2009	1,000,000	999,118
0.28%, 11/9/2009	1,500,000	1,498,471
0.27%, 11/23/2009	1,800,000	1,798,042
Federal Home Loan Bank
0.45%, 7/1/2009	1,000,000	1,000,000
0.63%, 7/1/2009[1,2]	1,000,000	1,000,000
0.96%, 7/10/2009[1]	2,000,000	2,000,001
0.30%, 7/27/2009	800,000	799,827
Federal National Mortgage Association
0.41%, 7/20/2009	1,000,000	999,784
0.43%, 8/24/2009	2,700,000	2,698,266
0.57%, 8/25/2009	2,000,000	1,998,258
0.57%, 9/1/2009	1,000,000	999,018
0.30%, 9/2/2009	700,000	699,633
0.61%, 9/28/2009	2,000,000	1,996,984
0.53%, 10/1/2009	1,000,000	998,390
0.27%, 10/7/2009	1,400,000	1,399,123
0.32%, 10/21/2009	2,000,000	1,998,009
0.65%, 11/2/2009	1,300,000	1,298,657
0.27%, 11/3/2009	1,200,000	1,198,958
0.28%, 11/4/2009	1,700,000	1,698,334
0.29%, 11/16/2009	1,000,000	998,888
0.27%, 11/18/2009	1,400,000	1,398,530
0.48%, 12/3/2009	1,000,000	996,986
0.50%, 12/7/2009	1,000,000	997,792

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $38,762,239)		$38,762,239

	Principal Amount	Value
COMMERCIAL PAPER - 34.8%
Banking - 2.5%
Wells Fargo & Company, Inc.
0.17%, 07/02/2009	$1,500,000	$1,499,992

Consumer Products - 6.6%
Procter & Gamble International Funding
0.18%, 07/22/2009[3]	1,200,000	1,199,860
Siemens Capital Company
0.16%, 07/06/2009[3]	1,000,000	999,978
Siemens Capital Company, LLC
0.15%, 07/01/2009[3]	1,800,000	1,800,000

		3,999,838

Electric - 8.4%
FPL Group Capital, Inc.
0.20%, 07/08/2009[3]	1,000,000	999,961
0.25%, 07/21/2009[3]	1,500,000	1,499,791
Southern Company Funding Corporation
0.23%, 07/09/2009[3]	600,000	599,971
0.22%, 07/22/2009[3]	1,000,000	999,872
0.25%, 07/23/2009[3]	1,000,000	999,847

		5,099,442

Food & Beverage - 7.4%
Cargill, Inc.
0.20%, 07/15/2009[3]	1,000,000	999,922
0.20%, 07/17/2009[3]	800,000	799,929
Coca-Cola Company
0.22%, 08/07/2009	1,200,000	1,199,729
Nestle Capital Corporation
0.22%, 08/10/2009[3]	1,500,000	1,499,633

		4,499,213

Pharmaceuticals - 9.9%
Abbott Laboratories
0.22%, 08/04/2009[3]	1,000,000	999,792
0.20%, 08/21/2009[3]	1,700,000	1,699,519
Johnson & Johnson, Inc.
0.20%, 08/13/2009[3]	1,000,000	999,761
0.20%, 09/09/2009[3]	1,200,000	1,199,533
Pfizer, Inc.
0.15%, 07/07/2009[3]	1,000,000	999,975

		5,898,580

TOTAL COMMERCIAL PAPER (cost $20,997,065)		$20,997,065

Total Investments - 99.5% (cost $60,102,255)		$60,102,255
Cash & Other Assets, Less Liabilities - 0.5%		291,380

Total Net Assets - 100.0%		$60,393,635

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $60,102,255.

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2009.

[2]	Maturity date indicated is next interest reset date.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $18,297,344 (cost $18,297,344), or 30.3% of total net assets.

The accompanying notes are an integral part of the financial statements

Security Cash Fund

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments at value*	$60,102,255
Cash	191,567
Receivables:
Fund shares sold	225,516
Securities sold	2,770
Interest	6,525
Security Investors	58,662
Prepaid expenses	9,728

Total assets	60,597,023

Liabilities:
Payable for:
Fund shares redeemed	146,513
Dividends payable to shareholders	6
Management fees	24,962
Administration fees	5,793
Transfer agent/maintenance fees	12,385
Custodian fees	570
Director’s fees	925
Professional fees	7,777
Other	4,457

Total liabilities	203,388

Net assets	$60,393,635

Net assets consist of:
Paid in capital	$60,393,635

Net assets	$60,393,635

Capital shares outstanding (unlimited number of shares authorized)	60,393,635
Net assets	$60,393,635
Net asset value and redemption price per share	$1.00

*Investments, at cost	$60,102,255

Statement of Operations

For the Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest	$183,994

Total investment income	183,994

Expenses:
Management fees	170,534
Administration fees	35,136
Transfer agent/maintenance fees	121,743
Custodian fees	3,692
Directors’ fees	3,476
Professional fees	4,157
Reports to shareholders	13,052
Registration fees	34,407
Other expenses	21,396

Total expenses	407,593
Less:
Reimbursement of expenses	(230,387)

Net expenses	177,206

Net investment income	6,788

Net increase in net assets resulting from operations	$6,788

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Cash Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$6,788	$1,634,541

Net increase in net assets resulting from operations	6,788	1,634,541

Distributions to shareholders from:
Net investment income	(6,788)	(1,634,541)

Total distributions to shareholders	(6,788)	(1,634,541)

Capital share transactions:
Proceeds from sale of shares	32,304,341	103,885,802
Distributions reinvested	6,114	1,600,235
Cost of shares redeemed	(44,592,405)	(124,492,260)

Net decrease from capital share transactions	(12,281,950)	(19,006,223)

Net decrease in net assets	(12,281,950)	(19,006,223)

Net assets:
Beginning of period	72,675,585	91,681,808

End of period	$60,393,635	$72,675,585

Capital share activity:
Shares sold	32,304,341	103,885,802
Shares reinvested	6,114	1,600,235
Shares redeemed	(44,592,405)	(124,492,260)

The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected data for each share of capital stock outstanding throughout each period	Security Cash Fund

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	0.00 [c]	0.02	0.04	0.04	0.02	— [c]

Total from investment operations	0.00	0.02	0.04	0.04	0.02	—

Less distributions:
Dividends from net investment income	0.00 [d]	(0.02)	(0.04)	(0.04)	(0.02)	— [d]

Total distributions	0.00	(0.02)	(0.04)	(0.04)	(0.02)	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	1.72%	4.34%	4.13%	2.30%	0.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,394	$72,676	$91,682	$50,944	$43,659	$49,398

Ratios to average net assets:
Net investment income	0.02%	1.82%	4.22%	4.11%	2.26%	0.40%
Total expenses[e]	1.20%	1.01%	1.15%	1.42%	1.38%	1.26%
Net expenses[f]	0.52%	1.00%	0.99%	1.00%	1.00%	0.99%
Net expenses prior to custodian earnings credits and net of expense waivers	0.52%	1.00%	0.99%	1.00%	1.00%	0.99%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Net investment loss was computed using the average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Dividends from net investment income are less than $0.01 per share.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. Significant Accounting Policies

Rydex | SGI Income Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Rydex|SGI Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Rydex|SGI Income Fund accounts for the assets of each Series separately. Additionally, within each series are multiple classes of shares. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class “A” shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Class “C” shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. “Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional class shares are 50 without a front-end sales charge or a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Valuations of Rydex|SGI Income Fund’s (the Fund) securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

The senior floating rate interests (loans) in which the High Yield Series invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is applicable in conjunction with other accounting pronouncements that require or permit fair value measurements, but does not expand the use of fair value to any new circumstances. More specifically, SFAS 157 emphasizes that fair value is a market based measurement, not an entity-specific measurement, and sets out a fair value hierarchy

Notes to Financial Statements

June 30, 2009 (unaudited)

with the highest priority given to quoted prices in active markets and the lowest priority to unobservable inputs. The Funds’ adoption of SFAS 157 did not have a material impact on its financial condition or results of operations. See Note 5 - Fair Value of Financial Instruments for further disclosure.

B. Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Senior Floating Rate Interests - Senior loans in which the Series invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2009.

D. Options Purchased and Written - The Funds (except Security Cash Fund) may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer the obligation to sell or purchase) a security at a specified price, until a certain date. Options may be used to hedge the Funds’ portfolio to increase the returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by these Series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset, with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. There were no options written or purchased, outstanding at June 30, 2009.

E. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes pay-down gains and losses on senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the Fund.

F. Securities Purchased on a When-Issued or Delayed Delivery Basis - The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Series actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Series will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

G. Expenses - Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the Series on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Series are allocated to each respective class in proportion to the relative net assets of each class.

H. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

I. Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. If applicable, the Fund would recognize interest and penalties accrued related to unrecognized tax benefits in “other expenses” on the Statement of Operations. For all open tax years (December 31, 2005 - December 31, 2008) and all major taxing jurisdictions, the Funds’ management has completed a review and evaluation in connection with the adoption of FIN 48 and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2009.

Notes to Financial Statements

June 30, 2009 (unaudited)

J. Earnings Credits - Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

K. Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

M. Indemnifications - Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

N. Futures - The Funds may enter into interest rate futures contracts (“futures” or “futures contracts”) as an economic hedge against changes in prevailing levels of interest rates. A Funds’ hedging may include sales of futures as an offset against the effect of expected increases in interest rates, and purchases of futures as an offset against the effect of expected declines in interest rates.

The Funds will not enter into futures contracts for speculation and will only enter into futures contracts, which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Although techniques other than sales and purchases of futures contracts could be used to reduce a Funds’ exposure to interest rate fluctuations, the Funds may be able to hedge exposure more effectively and at a lower cost through using futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. Variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires. There were no open futures contracts at June 30, 2009.

O. Recent Accounting Pronouncement - In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 454 and there is no impact on the Funds’ financial statement disclosures.

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to Security Investors (SI), (formerly known as Security Management Company) based on the following annual rates for the period ended June 30, 2009:

Management Fees (as a % of net assets)
Rydex | SGI Income Fund:
High Yield Series	0.60%
U.S. Intermediate Bond Series	0.50%
Security Cash Fund	0.50%

SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
Rydex | SGI Income Fund:
High Yield Series	0.095%
U.S. Intermediate Bond Series	0.095%
Security Cash Fund	0.095%
Minimum annual charge per Series	$25,000
Certain out-of-pocket charges	Varies

SI is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Minimum annual charge per Series	$25,000
Certain out-of-pocket charges	Varies

Notes to Financial Statements

June 30, 2009 (unaudited)

Effective January 1, 2007, the investment advisory contract for U.S. Intermediate Bond Series provides that the total expenses be limited to 0.95% of average net assets for Class A shares and 1.70% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective January 1, 2007, the investment advisory contract for High Yield Series provides that the total expenses be limited to 1.25% of average net assets for Class A shares and 2.00% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective April 1, 2008, the investment advisory contract for High Yield Series provides that the total expenses be limited to 1.10% of average net assets for Class A shares and 1.85% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the Fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets as calculated on a daily basis. These contracts are in effect through April 30, 2010. The Investment Manager may also voluntarily waive its fees or reimburse Security Cash Fund (“the Fund”) operating expenses in an attempt to maintain a positive yield for the Fund. This voluntary waiver is an addition to any contractual waivers already in place and it may be discontinued at any time. There is no guarantee that the Fund will be able to maintain a positive yield. Effective January 9, 2009, the Investment Manager began reimbursing the Fund. The Investment Manager is entitled to reimbursement by the High Yield Series, U.S. Intermediate Bond Series and Security Cash Fund of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of June 30, 2009, the amount of fees waived or expenses reimbursed in the High Yield Series, U.S. Intermediate Bond Series and Security Cash Fund were $138,667, $244,506 and $230,387, respectively. As of June 30, 2009, no amounts were recouped by the Investment Manager.

Rydex | SGI Income Fund has adopted distribution plans related to the offering of Class A, Class B and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans of the U.S. Intermediate Bond Series and the High Yield Series provide for payments at an annual rate of 0.25% of the average daily net assets of Class A Shares of each Series and 1.00% of the average daily assets of Class B and Class C shares. The distribution plan fees are paid to Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and the national distributor of the Funds. Effective December 1, 2006, Class B shares of the High Yield Series ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations.

SDI retained underwriting commissions during the period ended June 30, 2009, on sales of shares after allowances to brokers and dealers in the following amounts:

SDI Underwriting Commissions
Rydex | SGI Fund:
High Yield Series	$60,299
U.S. Intermediate Bond Series	27,621

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include Security Global Investors (SGI) and SDI.

At June 30, 2009, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Fund or Series	Percent of outstanding shares owned
Rydex | SGI Income Fund:
U.S. Intermediate Bond Series	8.92%

3. Federal Income Tax Matters

The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2009, were as follows:

	High Yield Series	U.S. Intermediate Bond Series
Gross unrealized appreciation	$3,179,786	$1,032,771
Gross unrealized depreciation	(20,087,678)	(20,512,958)

Net unrealized appreciation (depreciation)	($16,907,892)	($19,480,187)

Notes to Financial Statements

June 30, 2009 (unaudited)

At December 31, 2008, the following funds have capital loss carryovers and deferred post October losses to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized in 2008	Capital Loss Carryovers Expired in 2008	Capital Loss Carryovers	Expires In	Deferred Post October Losses
Rydex | SGI Income Fund:
High Yield Series*	$—	$—	$1,383	2011	—
	—	—	1,140,983	2014
	—	—	2,490,601	2015
	—	—	100,208	2016

	$—	$—	$3,733,175

U.S. Intermediate Bond Series	$—	$3,837,647	$—	2008	—
	—	—	433,468	2010
	—	—	291,583	2011
	—	—	453,684	2012
	—	—	1,213,966	2014
	—	—	447,910	2015
	—	—	2,044,759	2016

	$—	$3,837,647	$4,885,370

*	The Rydex | SGI Income Fund - High Yield Series obtained approximately $3,631,484 of capital losses (included above) from its merger with Rydex | SGI Income Fund - Income Opportunity Series on July 25, 2008 (see Note 6), which may be applied against realized net taxable gains in future years, subject to an annual limitation of $1,653,623 imposed by Section 382 of the Internal Revenue Code.

The tax character of distributions paid during the fiscal year ended December 31, 2008 (adjusted by dividends payable), was as follows:

	Ordinary Income	Capital Gain	Long-Term Return of Capital	Total
2008
Rydex | SGI Income Fund:
High Yield Series	$5,419,995	$—	$—	$5,419,995
U.S. Intermediate Bond Series	3,243,301	—	—	3,243,301
Security Cash Fund	1,634,540	—	—	1,634,540

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of December 31, 2008 the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Distributable Earnings / (Deficit)***
Rydex | SGI Income Fund:
High Yield Series	$134,839	$—	$(101,591)	$(38,731,117)	$(38,697,869)
U.S. Intermediate Income Series	122,422	—	(4,885,370)	(11,128,412)	(15,891,360)

*	Certain Funds had net capital loss carryovers as identified elsewhere in the Notes.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, differences between book and tax basis bond discount accretion, and the interest accrued on defaulted bonds for tax purposes.

***	The difference between total distributable earnings/(deficit) for book and tax purposes is related to the dividends payable at the end of the fiscal year, and time certain dividends declared in December and paid in January 2009.

Notes to Financial Statements

June 30, 2009 (unaudited)

4. Investment Transactions

Investment transactions for the period ended June 30, 2009 (excluding overnight investments, short-term debt securities) were as follows:

	High Yield Series	U.S. Intermediate Bond Series
Purchases	$42,559,119	$79,087,567
Proceeds from Sales	$22,866,291	$76,206,673

5. Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The three levels of fair value hierarchy under FAS 157 are listed below:

Level 1 -	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk association with investing in those securities.

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of the adoption of FAS 157-4 on the Funds’ and has determined that there will be no impact to the financial statement disclosures.

Notes to Financial Statements

June 30, 2009 (unaudited)

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of June 30, 2009. These assets are measured on a recurring basis.

Description	Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable inputs	LEVEL 3 Significant unobservable inputs
Rydex | SGI Income Fund:
High Yield Series
Common Stocks	$1,449	$1,449	$—	$—
Preferred Stock	108,417	108,417	—	—
Convertible Bonds	407,281	—	407,281	—
Corporate Bonds	86,385,739	—	86,329,489	$56,250
Senior Floating Rate Interests	7,000,448	—	7,000,448	—
Commercial Paper	9,999,845	—	9,999,845	—
Repurchase Agreement	6,842,000	—	6,842,000	—

Total	$110,745,179	$109,866	$110,579,063	$56,250

U.S. Intermediate Bonds Series
Corporate Bond	$54,481,848	$—	$54,462,977	$18,871
Preferred Stock	669,355	—	—	669,355
Mortgage Backed Securities	10,899,252	—	10,899,252	—
Asset Backed Securities	7,814,871	—	7,814,871	—
U.S. Government Sponsored Agency Bonds & Notes	27,766,453	—	27,766,453	—
U.S. Government Securities	32,550,699	4,741,173	27,809,526	—
Commercial Paper	2,000,000	—	2,000,000	—
Repurchase Agreement	5,029,000	—	5,029,000	—

Total	$141,211,478	$4,741,173	$135,782,079	$688,226

Security Cash Fund
Federal Agency Securities	$342,951	$—	$342,951	$—
U.S. Government Sponsored Agency Bonds & Notes	38,762,239	—	38,762,239	—
Commercial Paper	20,997,065	—	20,997,065	—

Total	$60,102,255	$—	$60,102,255	$—

Notes to Financial Statements

June 30, 2009 (unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	LEVEL 3 - Fair value measurement using significant unobservable inputs
	Securities	Derivatives	Total
High Yield Series
ASSETS:
Beginning Balance	$242,863	$—	$242,863
Total realized gains or losses included in earnings	—	—	—
Total unrealized gains or losses included in earnings	(454,212)	—	(454,212)
Purchases, sales, issuances, and settlements (net)	(20,387)	—	(20,387)
Transfers in and/or out of Level 3	287,986		287,986

Ending Balance	$56,250	$—	$56,250

U.S. Intermediate Bond Series
ASSETS:
Beginning Balance	$60,137	$—	$60,137
Total realized gains or losses included in earnings	—	—	—
Total unrealized gains or losses included in earnings	(2,418,465)	—	(2,418,465)
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	3,046,554		3,046,554

Ending Balance	$688,226	$—	$688,226

6. Acquisition of Security Income Fund - Income Opportunity Series

Pursuant to a plan of reorganization approved by the stockholders of Income Opportunity Series of Security Income Fund, High Yield Series of Security Income Fund acquired all of the net assets of Income Opportunity Series on July 25, 2008 which totaled $35,108,772. A total of 3,853,869 shares of Income Opportunity Series were exchanged for 3,137,362 shares of High Yield Series immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Income Opportunity’s net assets included $3,174,377 of unrealized depreciation and $3,632,020 of accumulated realized loss on sale of investments. The aggregate net assets of High Yield Series immediately before the acquisition totaled $59,881,201 and following the acquisition, the combined net assets of High Yield Series totaled $94,989,973.

7. Acquisition of Security Income Fund - Capital Preservation Series

Pursuant to a plan of reorganization approved by the stockholders of Capital Preservation Series of Security Income Fund, U.S. Intermediate Bond Series of Rydex | SGI Income Fund acquired all of the net assets of Capital Preservation Series on February 20, 2009 which totaled $86,768,479. A total of 11,586,062 shares of Capital Preservation Series were exchanged for 22,645,387 shares of U.S. Intermediate Bond Series immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Capital Preservation’s net assets included $26,832,764 of unrealized depreciation and $15,056,998 of accumulated realized loss on sale of investments. The aggregate net assets of U.S. Intermediate Bond Series immediately before the acquisition totaled $51,963,431 and following the acquisition, the combined net assets of U.S. Intermediate Bond Series totaled $138,731,910.

8. Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition of disclosure in the financial statements. This evaluation was completed through August 26, 2009, the date the financial statements were available to be issued.

Effective close of business July 10, 2009, Security Cash Fund will merge into Rydex U.S. Government Money Market Fund under a plan of reorganization. This exchange will qualify as a tax free reorganization under Section (a)(1)(c) of the Internal Revenue Code.

Special Shareholder’s Meeting

(unaudited)

A special meeting of the shareholders of the Security Income Fund - Capital Preservation Series was held on January 23, 2009. Each matter voted upon at the meeting, as well as the number of votes cast for, against, withheld or abstentions with respect to such matters are set forth below:

(1)	The approval of a plan of reorganization for Security Income Fund - Capital Preservations Series into Rydex | SGI Income Fund - U.S. Intermediate Bond Series:

Votes For	Votes Against/Abstentions
7,476,329	272,841

A special meeting of the shareholders of the Security Cash Fund was held on June 19, 2009. Each matter voted upon at the meeting, as well as the number of votes cast for, against, withheld or abstentions with respect to such matters are set forth below:

(1)	The approval of a plan of reorganization for Security Cash Fund into Rydex | SGI U.S. Government Money Market Fund:

Votes For	Votes Against/Abstentions
43,421,700	1,460,478

Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title-Year Elected	Principal Occupation(s) During Past 5 Years
Mark P. Bronzo (11-01-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director & Chief Compliance Officer, Nationwide Separate Accounts LLC

Christina Fletcher (07-25-72) Vice President - 2005	Vice President & Portfolio Manager - Security Investors, LLC Credit Analyst/Portfolio Manager - Horizon Cash Management Senior Money Market Trader - Scudder Investments

Brenda M. Harwood (11-03-63) Chief Compliance Officer - 2004 Treasurer - 1988

Vice President, Chief Compliance Officer & Treasurer - Security Global Investors, LLC Assistant Vice President - Security Benefit Life Insurance Company

Vice President, Assistant Treasurer & Director - Security Distributors, Inc.

Amy J. Lee (06-05-61) Secretary - 1987

Secretary - Security Investors, LLC

Secretary & Chief Compliance Officer - Security Distributors, Inc.

Vice President, Associate General Counsel & Assistant Secretary - Security Benefit Corporation & Security Benefit Life Insurance Company

Director - Brecek & Young Advisors, Inc.

Mark Mitchell (08-24-64) Vice President - 2003	Vice President & Portfolio Manager - Security Investors, LLC Vice President & Portfolio Manager - Security Benefit Life Insurance Company

Joseph C. O’Connor (07-15-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC

Christopher Phalen	Vice President & Head of Fixed Income - Security Global Investors, LLC
(11-9-70)	Assistant Vice President & Head of Fixed Income - Security Benefit Life Insurance Company
Vice President - 2002	Vice President & Portfolio Manager - Security Investors, LLC Vice President & Portfolio Manager - Security Benefit Life Insurance Company

Daniel W. Portanova (10-02-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC

James P. Schier (12-28-57) Vice President - 1998	Vice President & Senior Portfolio Manager - Security Investors, LLC Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary - 1996

Assistant Secretary - Security Investors, LLC

Second Vice President & Assistant General Counsel - Security Benefit

Corporation and Security Benefit Life Insurance Company

Assistant Secretary - Security Distributors, Inc.

David G. Toussaint (10-10-66) Vice President - 2001	Vice President & Portfolio Manager - Security Investors, LLC Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance Company

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Directors (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business Broker - Griffith & Blair Realtors
(12-14-46)	Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.
(05-11-39)	Director - Stormont-Vail Corporation
2004	Director - Concerned Citizens for Topeka
Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**	President - Washburn University
(09-20-46)	President - J&J Bonanza
2005

Penny A. Lumpkin**	Partner - Vivian’s Gift Shop (Corporate Retail)
(08-20-39)	Vice President - Palmer Companies, Inc. (Small Business and Shopping
1993	Center Development)
Vice President - PLB (Real Estate Equipment Leasing)
Vice President - Town Crier (Retail)
Prior to 2002:
Vice President - Bellaire Shopping Center (Managing and Leasing)
Partner - Goodwin Enterprises (Retail)

Maynard F. Oliverius**	President & Chief Executive Officer - Stormont-Vail Healthcare
(12-18-43)	Director - VHA Mid-America
1998	Director - Go Topeka

Richard M. Goldman*	Senior Vice President - Security Benefit Corporation
(03-04-61)	President - Security Investors, LLC
2008 (President, Director &	Director - Security Distributors, Inc.
Chairman of the Board)	Director - First Security Benefit Life Insurance and Annuity Company of New York
President & Manager - Security Global Investors, LLC
President - Security Investments Corporation
Managing Member - RM Goldman Partners, LLC
President & CEO - ForstmannLeff
Managing Director - Head of the Americas Institutional Business, Deutsche
Asset Management

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

**	These directors serve on the Funds’ joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting function for the Funds.

***	Each director oversees 31 Rydex | SGI Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

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Other Information

Each of these Rydex | SGI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com and www.rydex-sgi.com or by calling 1-800-888-2461.

A description of the policies and procedures that these Rydex | SGI Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how these Rydex | SGI Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2009 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 732
One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com
Rydex Distributors, Inc.

Rydex | SGI Equity Fund

•	All Cap Value Series

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Global Institutional Series

•	Mid Cap Value Series

•	Mid Cap Value Institutional Series

•	Select 25 Series

•	Small Cap Growth Series

•	Small Cap Value Series

Rydex | SGI Large Cap Value Fund

•	Large Cap Value Institutional Series

Rydex | SGI Mid Cap Growth Fund

Rydex | SGI Income Fund

•	U.S. Intermediate Bond Series

•	High Yield Series

Security Cash Fund

Fund Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Maynard F. Oliverius

Richard M. Goldman

Officers

Richard M. Goldman, President

Mark P. Bronzo, Vice President

Christina Fletcher, Vice President

Mark Mitchell, Vice President

Joseph C. O’Connor, Vice President

Christopher Phalen, Vice President

Daniel W. Portanova, Vice President

James P. Schier, Vice President

David G. Toussaint, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

SDI 609 (6-09)	46-06093-01 2009/06/30

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a) (1)	Not required at this time.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY CASH FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	September 4, 2009

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	September 4, 2009